CONVERTIBLE DEBENTURES, NOTES AND OTHER DEBT (Details Narrative) - USD ($)				1 Months Ended																					3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2025	May 31, 2024	Jan. 01, 2024	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Mar. 31, 2025	May 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Feb. 28, 2023	Jun. 30, 2022	May 31, 2022	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2019	Aug. 31, 2019	Apr. 30, 2019	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Oct. 01, 2025	Jan. 01, 2023	Mar. 31, 2022	Jan. 31, 2022	Oct. 31, 2021	Sep. 30, 2021	May 31, 2021	Jun. 30, 2020
Short-Term Debt [Line Items]
Derivative Liability, Current						$ 670,844							$ 423,214												$ 670,844		$ 670,844		$ 703,616	$ 423,214
Debt Instrument, Face Amount						54,100																			54,100		54,100
Proceeds from Convertible Debt																											478,000	$ 615,000
Other Liabilities																															$ 162,500
Debt Instrument, Increase, Accrued Interest																											1,106,000		1,073,900	1,031,400
Interest Payable, Current						2,000																			$ 2,000		2,000
Debt Conversion, Converted Instrument, Amount						$ 44,000																					$ 62,000		$ 35,000
Stock Issued During Period, Shares, New Issues	2,250,000							2,250,000
Warrants and Rights Outstanding, Term						1 year 1 month 6 days																			1 year 1 month 6 days		1 year 1 month 6 days		11 months 26 days
Accounts Payable						$ 1,692,263							1,656,613												$ 1,692,263		$ 1,692,263		$ 1,691,725	1,656,613
Amortization of Debt Issuance Costs and Discounts																											135,573	117,132	122,141	301,917
Additional Paid in Capital						43,765,008							41,655,026												43,765,008		43,765,008		42,219,400	41,655,026
Retained Earnings (Accumulated Deficit)						(39,108,893)							(33,516,736)												(39,108,893)		(39,108,893)		(38,040,668)	(33,516,736)
Accounting Standards Update 2020-06 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net																																		$ 25,489
Additional Paid in Capital																													500,000					109,349
Retained Earnings (Accumulated Deficit)																													300,000					78,460
Common Stock [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount																											$ 116,000		$ 35,000
Debt Conversion, Converted Instrument, Shares Issued																											1,658,914		500,000
Interest Payable						268,400																			268,400		$ 268,400
Conversion of Stock, Shares Converted																											3,860,000
Warrant [Member]
Short-Term Debt [Line Items]
Share Price	$ 0.15							$ 0.15
Warrants and Rights Outstanding, Term	5 years							5 years
Golden Mountain Partners LLC [Member]
Short-Term Debt [Line Items]
Interest Expense, Debt																											$ 22,700	67,500		90,000
Interest Payable, Current						4,900,000							4,800,000												4,900,000		4,900,000		$ 4,800,000	4,800,000
Golden Mountain Partners LLC [Member] | Debt Financing [Member]
Short-Term Debt [Line Items]
Proceeds from Lines of Credit																													1,500,000
Autotelic [Member]
Short-Term Debt [Line Items]
Other Liabilities																													600,000
Repayments of Related Party Debt			$ 1,500,000																								2,500,000		2,100,000
Accounts Payable						435,000																			435,000		435,000		614,000		$ 100,000
Bridge Investor [Member]
Short-Term Debt [Line Items]
Short-Term Debt, Average Outstanding Amount																											210,000			210,000
Blue Lake [Member]
Short-Term Debt [Line Items]
Convertible Debt													243,000																	$ 243,000
Debt Conversion, Converted Instrument, Amount										$ 531,000						$ 181,750	$ 71,750
Debt Conversion, Converted Instrument, Shares Issued										7,605,760						3,466,853	1,025,000													3,466,583
Fourth Man [Member]
Short-Term Debt [Line Items]
Convertible Debt													127,000																	$ 127,000
Debt Conversion, Converted Instrument, Shares Issued																														1,820,395
Fall 2019 Debt Financing [Member]
Short-Term Debt [Line Items]
Proceeds from Convertible Debt																						$ 500,000
Debt financing																						1,000,000
Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
[custom:DebtUnamortizedPrincipalAmount-0]													850,000																850,000	$ 850,000
Convertible Notes Payable						1,105,800							1,031,425												1,105,800		1,105,800		1,073,925	1,031,425
GMP Note [Member]
Short-Term Debt [Line Items]
Debt financing																																								$ 2,000,000
Debt Instrument, Interest Rate, Stated Percentage																																								2.00%
GMP Note 2 [Member]
Short-Term Debt [Line Items]
Debt financing																																						$ 1,500,000
Debt Instrument, Interest Rate, Stated Percentage																																						2.00%
Unsecured Convertible Note Purchase Agreements [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																																				2.00%
Unsecured Debt																																				$ 4,500,000
August 2021 Investors Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Interest Expense, Operating and Nonoperating																										$ 4,000		12,190		16,000
August 2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable						$ 843,593							782,469												$ 843,593		843,593		817,397	782,469
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount	$ 560,000							$ 560,000										$ 340,000											142,000
Debt Instrument, Increase, Accrued Interest																		$ 531,000											$ 530,000
Stock Issued During Period, Shares, New Issues																		7,600,000											7,600,000
Long-Term Debt, Gross																													$ 70,000
Securities Purchase Agreement [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount																											$ 270,000
Debt Conversion, Converted Instrument, Shares Issued																											3,860,000
Note Purchase Agreements [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable																					$ 698,500
Debt Instrument, Description																					The convertible notes carry a five (5%) percent coupon and mature one year from issuance. The majority of the August 2021 investors have the right, but not the obligation, not more than five days following the maturity date, to convert all, but not less than all, the outstanding and unpaid principal plus accrued interest into the Company’s common stock, at a conversion price of $
Note Purchase Agreements [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						5.00%																			5.00%		5.00%		5.00%
Interest Expense, Debt																											$ 10,600	32,000		42,500
October Purchase Agreement [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Convertible Debt																																					$ 500,000
January Purchase Agreement [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																																				2.00%
Convertible Debt																																				$ 500,000	$ 500,000
Note Purchase Agreement [Member]
Short-Term Debt [Line Items]
Interest Payable, Current						$ 145,000							84,000												$ 145,000		145,000		$ 119,000	84,000
Convertible Notes Payable																					$ 698,500
Proceeds from Issuance of Common Stock																					$ 691,000
Debt Instrument, Description																					The convertible notes carry a five (5%) percent coupon and mature one year from issuance. The majority of the August 2021 investors have the right, but not the obligation, not more than five days following the maturity date, to convert all, but not less than all, the outstanding and unpaid principal plus accrued interest into the Common Stock, at a conversion price of $
Debt Instrument, Convertible, Conversion Price																					$ 0.18
Interest Expense, Operating and Nonoperating																									8,700		26,200			35,000
May 2022 Mast Note [Member]
Short-Term Debt [Line Items]
Interest Payable						82,000																			82,000		82,000
Convertible Debentures [Member]
Short-Term Debt [Line Items]
Credit Risk Derivative Liabilities, at Fair Value						32,772																			32,772		32,772
Derivative Liability																													704,000
Derivative Liability, Fair Value of Collateral																													280,000
Fourth Man Convertible Note [Member]
Short-Term Debt [Line Items]
Interest Expense, Debt																									7,100	8,400	23,800	25,500	34,000	25,000
Other Notes Payable													162,000																142,000	162,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net													0																	0
May 2022 [Member]
Short-Term Debt [Line Items]
Interest Payable, Current						184,000																			184,000		184,000		388,000
Interest Payable													131,000																219,000	131,000
Interest Expense, Debt, Excluding Amortization																												0	0	146,000
May 2022 [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Convertible Debt																													82,000
July 2025 [Member]
Short-Term Debt [Line Items]
Interest Payable, Current						9,500																			9,500	$ 0	9,500	0
Interest Expense, Debt, Excluding Amortization																											34,600	$ 0
Bridge Investor [Member]
Short-Term Debt [Line Items]
Credit Risk Derivative Liabilities, at Fair Value																													280,000
May Two Thousand And Twenty Three [Member] | Accounting Standards Update 2020-06 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net																																		100,000
Additional Paid in Capital																																		200,000
Retained Earnings (Accumulated Deficit)																																		100,000
May Two Thousand And Twenty Three [Member] | Mast Hill Fund L P [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																													605,000
Interest Payable, Current																													219,000
Convertible Notes Payable, Current																													993,130
[custom:DefaultPenaltyOnAcrruedInterest-0]																													169,400
June 2023 [Member]
Short-Term Debt [Line Items]
Interest Expense, Debt																													35,000	40,200
Interest Expense, Operating and Nonoperating																													0	62,000
Interest Expense, Debt, Excluding Amortization																													35,000	88,400
June 2023 [Member] | Accounting Standards Update 2020-06 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net																																		100,000
Additional Paid in Capital																																		200,000
Retained Earnings (Accumulated Deficit)																																		$ 100,000
Bridge Investor [Member] | Convertible Debentures [Member]
Short-Term Debt [Line Items]
Derivative Liability, Current						670,844																			670,844		670,844		704,000
Bridge Investor [Member] | Convertible Debt [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Beneficial Conversion Feature																								$ 28,445
Amortization of Debt Issuance Costs and Discounts																														0
Debt Instrument, Unamortized Discount													0																	0
Bridge Investor [Member] | Convertible Debt [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Beneficial Conversion Feature																							$ 175,000
Amortization of Debt Issuance Costs and Discounts																														0
Debt Instrument, Unamortized Discount													0																	0
Bridge Investor [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																								400,000
Dr. Vuong Trieu [Member] | Note Purchase Agreements [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																						250,000
Gross proceeds from convertible debt																						500,000
Dr. Vuong Trieu [Member] | Note Purchase Agreements [Member] | Fall 2019 Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Other Liabilities																						35,000
Dr Sanjay Jha [Member] | Note Purchase Agreements [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																						250,000
Chulho Park [Member] | Note Purchase Agreements [Member] | Fall 2019 Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Other Liabilities																						27,000
Amit Shah [Member] | Note Purchase Agreements [Member] | Fall 2019 Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Other Liabilities																						20,000
Two Accredited Investors [Member] | Note Purchase Agreements [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																						$ 168,000
Fourth Man LLC [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable						143,579																			143,579		143,579		233,687
Debt Conversion, Converted Instrument, Amount							$ 264,000		$ 68,000		$ 35,000			$ 72,000	$ 43,000	$ 50,000											$ 200,000
Debt Conversion, Converted Instrument, Shares Issued							3,860,000		1,002,832		500,000			1,025,000	627,538	1,192,857
Stock Issued During Period, Shares, New Issues																											1,658,914
Stock Issued During Period, Value, New Issues																											$ 45,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net
Fourth Man LLC [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Interest Expense, Operating and Nonoperating				$ 2,000	$ 2,000
Debt Conversion, Converted Instrument, Amount				$ 45,000	$ 44,000
Debt Conversion, Converted Instrument, Shares Issued				668,748	663,608
Fourth Man LLC [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																			$ 250,000
Debt Instrument, Convertible, Conversion Price						$ 0.20																			$ 0.20		$ 0.20		$ 0.20		$ 0.10
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																													1,250,000
Share Price																													$ 0.20
Fourth Man LLC [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price																																	$ 0.07
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																	1,250,000
Share Price																																	$ 0.20
Five Institutional Investors [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																				$ 1,250,000
Debt Instrument, Interest Rate, Stated Percentage																				12.00%															12.00%
Debt Instrument, Convertible, Conversion Price																				$ 0.07
Debt Instrument, Interest Rate, Effective Percentage																				16.00%															16.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																				9,615,385
Share Price																				$ 0.13
Placement Agent [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price																				$ 0.13
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																		83,750	302,500	961,540							125,000		125,000
Placement Agent [Member] | Blue Lake Partners, LLC [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																		83,750
Blue Lake [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt default principal and accrued interest percentage						125.00%																			125.00%		125.00%		125.00%
Estimated default penalty						$ 70,000																			$ 70,000		$ 70,000		$ 70,000
Mast Hill Fund [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																			$ 605,000
Debt Instrument, Interest Rate, Stated Percentage																			12.00%
Debt Instrument, Convertible, Conversion Price																			$ 0.10
Debt Instrument, Interest Rate, Effective Percentage																			16.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			3,025,000
Share Price																			$ 0.20
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																			302,500
Mast Hill Fund [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price																																	$ 0.07
Blue Lake Partners, LLC [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount		$ 531,000								$ 531,000								$ 335,000
Debt Instrument, Interest Rate, Stated Percentage																		12.00%
Debt Instrument, Convertible, Conversion Price																		$ 0.10
Debt Instrument, Interest Rate, Effective Percentage																		16.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		837,500
Share Price																		$ 0.20
Conversion of Stock, Shares Issued										7,605,760
July 2025 Mast Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Unamortized Discount						203,834																			203,834		203,834
Other Notes Payable						$ 569,512																			$ 569,512		569,512
July 2025 Mast Note [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount	$ 560,000							$ 560,000
Debt Instrument, Interest Rate, Stated Percentage	12.00%							12.00%
Debt Instrument, Convertible, Conversion Price	$ 0.07							$ 0.07
Debt Instrument, Interest Rate, Effective Percentage	18.00%							18.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,000,000							2,000,000
CFO [Member]
Short-Term Debt [Line Items]
Repayments of Related Party Debt												$ 35,000
Repayments of Short-Term Debt																											10,000		41,000	10,000	$ 25,000
Short-Term Debt, Average Outstanding Amount																											86,000		76,000
Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Accounts Payable													1,400,000																	1,400,000
Proceeds from Related Party Debt													50,000														$ 50,000		50,000	50,000
Chief Executive Officer [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Other Liabilities																																							$ 300,000
Vyoung Trieu [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues																																5
Vyoung Trieu [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt Instrument, Unamortized Discount																								16,444
Vyoung Trieu [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																								250,000
Proceeds from Convertible Debt																								148,000
Debt Instrument, Convertible, Beneficial Conversion Feature																								131,555
Amortization of Debt Issuance Costs and Discounts																														0
Debt Instrument, Unamortized Discount													0																	0
Vyoung Trieu [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																								$ 164,444
Third Party [Member] | GMP Note [Member]
Short-Term Debt [Line Items]
Debt financing																													2,000,000
Third Party [Member] | GMP Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt financing																													2,000,000
Five Percent Convertible Note [Member] | August 2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Notes Payable													$ 364,000																$ 380,000	$ 364,000
One Institutional Investors [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount		$ 531,000								$ 531,000								$ 335,000	$ 605,000
Debt Instrument, Interest Rate, Stated Percentage																		12.00%	12.00%
Debt Instrument, Convertible, Conversion Price																		$ 0.10	$ 0.10	$ 0.20
Debt Instrument, Interest Rate, Effective Percentage																		16.00%	16.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		837,500	3,025,000
Share Price																		$ 0.20	$ 0.20
Conversion of Stock, Shares Issued		7,605,760